PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation were as follows:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Motor vehicles	455,795	455,795
Electronic devices, furniture and office equipment	11,800	11,800
Software application	103,010	103,010
Total	570,605	570,605
Less: accumulated depreciation	(473,246)	(480,363)
Property, plant and equipment, net	97,359	90,242

The Group recorded depreciation expenses of RMB17,690 and RMB7,117 for the six months ended March 31, 2024 and 2025, respectively.